Document And Entity Information	12 Months Ended
Dec. 31, 2024 shares
Document Information Line Items
Entity Central Index Key	0001231346
Auditor Opinion [Text Block]

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated statements of financial position of Seabridge Gold Inc. (the Company) as of December 31, 2024 and 2023, the related consolidated statements of operations and comprehensive income (loss), changes in shareholders’ equity, and cash flows for each of the years then ended, and the related notes (collectively, the consolidated financial statements). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2024 and 2023, and its financial performance and its cash flows for each of the years then ended, in conformity with International Financial Reporting Standards as issued by the International Accounting Standards Board.

We also have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), the Company’s internal control over financial reporting as of December 31, 2024, based on criteria established in Internal Control – Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission, and our report dated March 27, 2025, expressed an unqualified opinion on the effectiveness of the Company’s internal control over financial reporting.

Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Entity File Number	001-32135
Entity Registrant Name	Seabridge Gold Inc.
Entity Incorporation, State or Country Code	Z4
Entity Primary SIC Number	1040
Entity Address, Address Line One	106 Front Street East, Suite 400
Entity Address, Address Line Two	Toronto
Entity Address, City or Town	Ontario
Entity Address, Country	CA
Entity Address, Postal Zip Code	M5A 1E1
City Area Code	(416)
Local Phone Number	367-9292
Title of 12(b) Security	Common Shares
Trading Symbol	SA
Security Exchange Name	NYSE
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Common Stock, Shares Outstanding	91,912,919
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Auditor Name	KPMG LLP
Auditor Location	Toronto, ON, Canada
Auditor Firm ID	85
Amendment Flag	false
Document Fiscal Period Focus	FY
Business Contact
Document Information Line Items
Entity Address, Address Line One	1180 Sixth Avenue
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10036
City Area Code	(212)
Local Phone Number	299-5656
Contact Personnel Name	Corporation Service Company
Entity Address, State or Province	NY